Property and equipment (Details) - EUR (€) € in Thousands	6 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Property and equipment, net
Property and equipment	€ 38,901	€ 43,653
Decrease in property and equipment	(4,752)
Property, plant and equipment utilized in the Heimstetten distribution center
Property and equipment, net
Impairment loss	3,100
Recoverable amount	€ 0